Condensed Financial Information of the Parent Company (Details) - Schedule of Parent Company Balance Sheets - Parent Company [Member]	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
CURRENT ASSETS
Cash in bank	¥ 3,578,051	$ 505,182	¥ 17,660,758
Short term investment	378,843,373	53,488,553	27,761,919
Other receivables – intercompany	733,775,060	103,601,036	875,276,939
Total current assets	1,116,196,484	157,594,771	920,699,616
NON-CURRENT ASSETS
Other receivable-related parties			49,794,054
Investment in subsidiaries			80,972,615
Total non-current assets			130,766,669
Total assets	1,116,196,484	157,594,771	1,051,466,285
LIABILITIES AND SHAREHOLDERS’ EQUITY
Other payables	68,209,284	9,630,407
Other payables - intercompany	999,427	141,108
Total liabilities	69,208,711	9,771,515
SHAREHOLDERS’ EQUITY
Ordinary shares, value	117,681	16,615	102,127
Additional paid-in capital	1,608,052,978	227,039,544	1,552,410,496
Accumulated deficit	(646,273,236)	(91,246,733)	(517,971,017)
Statutory reserves	25,647,972	3,621,214	24,478,153
Accumulated other comprehensive loss	59,429,283	8,390,767	(7,566,569)
Total shareholders’ equity	1,046,987,773	147,823,256	1,051,466,285
Total liabilities and shareholders’ equity	1,116,196,484	157,594,771	1,051,466,285
Class A Ordinary Shares [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares, value	¥ 13,095	$ 1,849	¥ 13,095